Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax provision
The components of income before incomes taxes consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Foreign	$—	$—	$—
Domestic	(245,390)	(241,340)	(29,704)
Total	(245,390)	(241,340)	(29,704)

Year Ended December 31,
	2021	2020	2019
Current
Federal	$—	$—	$—
State and Local	$—	$—	$—
Foreign	$—	$—	$—
Total Current	$—	$—	$—

Deferred
Federal	$—	$—	$—
State and Local	$—	$—	$—
Foreign	$—	$—	$—
Total Deferred	$—	$—	$—
Total Tax Expense	$—	$—	$—

Reconciliation of effective income tax rate	A reconciliation of the anticipated income tax expense/(benefit) computed by applying the statutory federal income tax rate of 21% to income before taxes to the amount reported in the statement of operations and comprehensive loss is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
U.S. federal taxes at statutory rate	21.0%	21.0%	21.0%
State taxes (net of federal benefit)	10.5	2.1	3.5
Research and development tax credits	0.7	0.6	3.4
Non-deductible stock-based compensation	(11.3)	(7.8)	(3.3)
162(m) Limitation	(5.7)	—	—
Permanent Items	(0.2)	—	(0.5)
Unrealized fair market value gain on warrants	17.0	—	—
Change in valuation allowance	(32.0)	(15.9)	(24.1)
Effective tax rate	—%	—%	—%

Net deferred tax assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets were as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$132,075	$44,583
Stock-based compensation	12,311	7,538
Accrued compensation	4,170	2,337
Transaction costs	416	—
Research and development credits	7,285	4,667
Deferred rent	1,443	493
Unearned revenue	145	186
Deferred employer taxes	932	1,050
Interest expense	372	479
Property and equipment	608	—
Obsolete inventory reserve	655	—
Other	51	23
Gross deferred tax assets	160,463	61,356
Valuation allowance	(155,668)	(58,264)
Total deferred tax assets	4,795	3,092

Deferred tax liabilities:
Property and equipment	—	(685)
Capitalized software	(4,795)	(2,407)
Total deferred tax liabilities	(4,795)	(3,092)
Net deferred tax assets	$—	$—

Net operating loss carryforwards
As of December 31, 2021, the Company had the following tax net operating loss carryforwards available to reduce future federal and state taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes (in thousands):

	Amount	Expiration period
Tax net operating loss carryforwards:
Federal (pre-2018 net operating losses)	33,056	2036-2037
Federal (post-2017 net operating losses)	395,421	No expiration
State and Local	589,584	2028-2042
State and Local	25,704	No expiration
Tax credit carryforwards:
Federal research and development	5,096	2038-2040
Connecticut research and experimental	1,633	2034-2035
Connecticut research and development	556	No expiration

Tax credit carryforwards
As of December 31, 2021, the Company had the following tax net operating loss carryforwards available to reduce future federal and state taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes (in thousands):

	Amount	Expiration period
Tax net operating loss carryforwards:
Federal (pre-2018 net operating losses)	33,056	2036-2037
Federal (post-2017 net operating losses)	395,421	No expiration
State and Local	589,584	2028-2042
State and Local	25,704	No expiration
Tax credit carryforwards:
Federal research and development	5,096	2038-2040
Connecticut research and experimental	1,633	2034-2035
Connecticut research and development	556	No expiration

Summary of Valuation Allowance
The Company had the following deferred tax valuation allowance balances (in thousands):

Year	Balance at the Beginning of Period	Additions	Write-Offs/Other	Balance at the End of Period
2021	$58,264	97,404	—	$155,668
2020	$20,082	38,182	—	$58,264
2019	$12,928	7,154	—	$20,082

Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019 is as follows (in thousands):

	As of December 31,
	2021	2020	2019
Unrecognized tax benefits – January 1	$537	$374	$195
Gross increases – tax positions in current period	—	163	179
Unrecognized tax benefits – December 31	$537	$537	$374